(Vanguard Target Retirement 2055 Fund Participant) (Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2055 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2012
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%